10. Interests in affiliates	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Interests in affiliates

10

Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Group acquired 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd, (“Tianlan”), a company incorporated in the PRC for a total consideration of US$4,648,000 in 2007. In 2010, Tianlan increased its share capital and the Group further invested US$262,000 in order to maintain the share holding of 20% in Tianlan. In 2011, Tianlan increased its share capital and the Group further invested US$435,000 in order to maintain the share holding of 20% in Tianlan.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	57,431	49,064

Non-current assets	9,605	10,322

Total assets	67,036	59,386

Total liabilities	(42,889)	(35,154)

Total shareholders’ equity	24,147	24,232

	2012	2011
Operating results:	US$’000	US$’000

Net sales	44,543	45,966

Operating profits	616	6,899

Net (loss)/profits	(196)	6,407

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2012	2011
Balance Sheet:	US$’000	US$’000

Current assets	17,371	16,645

Non-current assets	5,650	5,402

Total assets	23,021	22,047

Total liabilities	(9,893)	(9,295)

Total shareholders’ equity	13,128	12,752

	2012	2011
Operating results:	US$’000	US$’000

Net sales	12,631	8,151

Operating profits/(losses)	74	(903)

Net profits/(losses)	243	(749)